Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2017
Distribution Date:	8/15/2017

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$25,238,126,600

OSFI Covered Bond Limit			$37,348,253,571

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2017
Distribution Date:	8/15/2017

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/A1	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2017
Distribution Date:	8/15/2017

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$25,238,126,600

A = Lesser of (i) LTV Adjusted Loan Balance and			32,599,223,022		A (i)	35,433,938,067
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	32,599,223,022
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			375,263,659
Total: A + B + C + D + E - F			32,223,959,363

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			25,297,454,907

A = lesser of (i) Present Value of outstanding loan balance of			35,449,260,241		A (i)	35,449,260,241
Performing Eligible Loans(4) and (ii) 80% of Market Value of properties securing Performing Eligible Loans					A (ii)	64,016,720,944
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			35,449,260,241

Intercompany Loan Balance

Guarantee Loan			27,444,449,431
Demand Loan			9,454,131,542
Total			36,898,580,973

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
July 31, 2017	N/A		N/A

Portfolio Flow of Funds

	31-Jul-17		29-Jun-17
Cash Inflows
Principal Receipts	842,172,309.61		795,395,489.73
Sale of Loans	322,187,727.13		287,968,613.08
Revenue Receipts	85,749,241.97		82,292,193.93
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(81,141,048.43)	(6)	(75,234,153.99)	(7)
Purchase of Loans	(50,290,703.42)		(50,999,022.51)
Intercompany Loan Repayment	(1,114,069,333.32)	(6)	(1,032,365,080.30)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(2,756.07)		(704.48)
Net Inflows/(Outflows)	4,605,437.47		7,057,335.46

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.7014%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2016 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on August 15th, 2017.

(7) This amount was paid out on July 17th, 2017.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2017
Distribution Date:	8/15/2017

Portfolio Summary Statistics

Previous Month Ending Balance	$36,529,933,534
Current Month Ending Balance(1)	$35,416,248,959
Number of Mortgage Loans in Pool	172,154
Average Loan Size	$205,724
Number of Primary Borrowers	150,373
Number of Properties	155,253

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	53.24%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.64%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	82.86%
Weighted Average Seasoning of Loans in the Portfolio	19.71	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.66%
Weighted Average Original Term of Loans in the Portfolio	54.37	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	34.67	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	35.69	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	171,997	99.91%	35,379,105,110	99.90%
30 to 59 Days Past Due	116	0.07%	27,713,145	0.08%
60 to 89 Days Past Due	36	0.02%	8,134,433	0.02%
90 to 119 Days Past Due	5	0.00%	1,296,271	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	172,154	100.00%	35,416,248,959	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,073	11.66%	4,844,237,821	13.68%
British Columbia	22,149	12.87%	6,191,415,538	17.48%
Manitoba	3,296	1.91%	465,280,129	1.31%
New Brunswick	4,490	2.61%	468,936,963	1.32%
Newfoundland	4,507	2.62%	669,937,169	1.89%
Northwest Territories	51	0.03%	10,434,256	0.03%
Nova Scotia	6,629	3.85%	873,971,196	2.47%
Nunavut	-	0.00%	-	0.00%
Ontario	86,007	49.96%	17,891,016,998	50.52%
Prince Edward Island	923	0.54%	102,343,888	0.29%
Quebec	18,530	10.76%	2,831,712,270	8.00%
Saskatchewan	5,182	3.01%	1,004,174,368	2.84%
Yukon	317	0.18%	62,788,363	0.18%
Total	172,154	100.00%	35,416,248,959	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,944	1.13%	373,445,469	1.05%
599 or less	1,735	1.01%	321,366,762	0.91%
600 - 650	3,318	1.93%	696,640,544	1.97%
651 - 700	9,798	5.69%	2,147,790,005	6.06%
701 - 750	21,035	12.22%	4,667,386,308	13.18%
751 - 800	32,470	18.86%	7,177,093,729	20.26%
801 and Above	101,854	59.16%	20,032,526,142	56.56%
Total	172,154	100.00%	35,416,248,959	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current Indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2017
Distribution Date:	8/15/2017

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	133,795	77.72%	25,996,562,355	73.40%
Variable	38,359	22.28%	9,419,686,604	26.60%
Total	172,154	100.00%	35,416,248,959	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	133,677	77.65%	24,788,890,673	69.99%
Non-STEP	38,477	22.35%	10,627,358,285	30.01%
Total	172,154	100.00%	35,416,248,959	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	8,628	5.01%	1,933,111,596	5.46%
Owner Occupied	163,526	94.99%	33,483,137,363	94.54%
Total	172,154	100.00%	35,416,248,959	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	58,314	33.87%	12,903,921,701	36.44%
2.5000 - 2.9999	93,664	54.41%	18,912,197,192	53.40%
3.0000 - 3.4999	14,404	8.37%	2,689,158,084	7.59%
3.5000 - 3.9999	4,447	2.58%	710,674,448	2.01%
4.0000 - 4.4999	618	0.36%	85,270,047	0.24%
4.5000 - 4.9999	305	0.18%	42,883,534	0.12%
5.0000 - 5.4999	126	0.07%	12,382,016	0.03%
5.5000 and Above	276	0.16%	59,761,937	0.17%
Total	172,154	100.00%	35,416,248,959	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,422	10.70%	1,381,699,999	3.90%
20.01-25.00	7,679	4.46%	1,002,513,270	2.83%
25.01-30.00	8,803	5.11%	1,370,236,051	3.87%
30.01-35.00	10,014	5.82%	1,802,862,085	5.09%
35.01-40.00	11,344	6.59%	2,326,450,961	6.57%
40.01-45.00	13,581	7.89%	2,986,592,084	8.43%
45.01-50.00	14,165	8.23%	3,164,436,590	8.93%
50.01-55.00	15,202	8.83%	3,414,972,187	9.64%
55.01-60.00	16,615	9.65%	3,923,957,433	11.08%
60.01-65.00	17,568	10.20%	4,254,076,473	12.01%
65.01-70.00	14,038	8.15%	3,516,053,380	9.93%
70.01-75.00	11,670	6.78%	2,904,638,077	8.20%
75.01-80.00	11,035	6.41%	2,887,088,806	8.15%
80.01 and Above	2,018	1.17%	480,671,562	1.36%
Total	172,154	100.00%	35,416,248,959	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2017
Distribution Date:	8/15/2017

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	23,909	13.89%	4,192,614,289	11.84%
12.00 - 23.99	28,136	16.34%	4,958,685,587	14.00%
24.00 - 35.99	35,590	20.67%	6,763,998,569	19.10%
36.00 - 41.99	22,156	12.87%	4,771,370,584	13.47%
42.00 - 47.99	22,492	13.07%	5,275,456,709	14.90%
48.00 - 53.99	29,865	17.35%	7,514,892,627	21.22%
54.00 - 59.99	6,678	3.88%	1,293,142,759	3.65%
60.00 - 65.99	2,346	1.36%	474,000,179	1.34%
66.00 - 71.99	516	0.30%	86,369,321	0.24%
72.00 and Above	466	0.27%	85,718,336	0.24%
Total	172,154	100.00%	35,416,248,959	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	49,655	28.84%	2,934,058,614	8.28%
100,000 - 149,999	28,027	16.28%	3,506,069,571	9.90%
150,000 - 199,999	25,603	14.87%	4,463,113,103	12.60%
200,000 - 249,999	19,774	11.49%	4,432,266,031	12.51%
250,000 - 299,999	15,017	8.72%	4,111,186,625	11.61%
300,000 - 349,999	10,284	5.97%	3,326,036,967	9.39%
350,000 - 399,999	6,893	4.00%	2,575,996,011	7.27%
400,000 - 449,999	4,263	2.48%	1,806,816,207	5.10%
450,000 - 499,999	3,137	1.82%	1,487,148,752	4.20%
500,000 - 549,999	2,146	1.25%	1,125,179,708	3.18%
550,000 - 599,999	1,675	0.97%	961,181,862	2.71%
600,000 - 649,999	1,185	0.69%	739,131,797	2.09%
650,000 - 699,999	877	0.51%	590,247,339	1.67%
700,000 - 749,999	712	0.41%	516,016,131	1.46%
750,000 - 799,999	529	0.31%	409,882,386	1.16%
800,000 - 849,999	423	0.25%	348,922,556	0.99%
850,000 - 899,999	417	0.24%	364,324,725	1.03%
900,000 - 949,999	306	0.18%	283,024,176	0.80%
950,000 - 999,999	300	0.17%	291,634,274	0.82%
1,000,000 or Greater	931	0.54%	1,144,012,122	3.23%
Total	172,154	100.00%	35,416,248,959	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	27,103	15.74%	5,198,887,263	14.68%
Single Family	138,088	80.21%	28,567,268,104	80.66%
Multi Family	6,229	3.62%	1,504,151,481	4.25%
Other	734	0.43%	145,942,111	0.41%
Total	172,154	100.00%	35,416,248,959	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2017
Distribution Date:	8/15/2017

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	78,600,489	56,152,318	79,722,189	91,131,989	117,946,147	145,843,249	196,256,004	235,247,935	352,359,107	523,884,574	556,639,654	700,199,280	1,416,013,849	294,241,037	4,844,237,821	13.68%
	Current and Less Than 30 Days Past Due	78,562,991	56,152,318	79,658,828	91,025,041	117,946,147	145,843,249	196,256,004	235,038,684	352,150,463	522,244,052	554,738,096	699,032,786	1,413,986,633	293,907,045	4,836,542,338	99.84%
	30 to 59 Days Past Due	-	-	63,361	-	-	-	-	209,251	208,644	1,446,525	1,263,326	869,805	1,226,840	-	5,287,751	0.11%
	60 to 89 Days Past Due	37,498	-	-	106,948	-	-	-	-	-	193,998	638,231	296,689	438,220	333,992	2,045,576	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	362,156	-	362,156	0.01%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	329,033,640	248,911,841	297,405,734	407,726,370	503,858,759	673,907,777	684,276,229	673,577,776	695,477,434	546,329,673	446,528,653	323,150,551	249,803,191	111,427,910	6,191,415,538	17.48%
	Current and Less Than 30 Days Past Due	328,961,590	248,911,841	297,405,734	407,488,899	502,991,001	672,357,703	684,037,906	673,110,715	694,539,632	545,101,495	446,528,653	323,150,551	249,803,191	111,427,910	6,185,816,820	99.91%
	30 to 59 Days Past Due	72,050	-	-	237,471	867,759	1,550,073	238,324	304,675	298,449	986,876	-	-	-	-	4,555,676	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	162,386	-	241,302	-	-	-	-	403,688	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	639,353	-	-	-	-	-	639,353	0.01%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,589,095	7,356,009	9,201,376	11,689,159	15,461,509	21,546,717	27,957,241	37,239,274	43,122,076	57,631,124	59,393,600	72,485,681	85,664,011	7,943,257	465,280,129	1.31%
	Current and Less Than 30 Days Past Due	8,589,095	7,356,009	9,201,376	11,689,159	15,311,612	21,546,717	27,957,241	37,239,274	42,921,804	57,451,204	59,273,309	72,485,681	85,664,011	7,943,257	464,629,748	99.86%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	200,272	179,920	120,291	-	-	-	500,483	0.11%
	60 to 89 Days Past Due	-	-	-	-	149,898	-	-	-	-	-	-	-	-	-	149,898	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,143,863	7,693,645	11,664,046	12,450,797	16,944,497	26,904,107	40,633,686	65,910,103	86,380,288	89,204,286	57,496,960	25,703,844	17,372,195	434,645	468,936,963	1.32%
	Current and Less Than 30 Days Past Due	10,143,863	7,693,645	11,664,046	12,450,797	16,944,497	26,871,396	40,541,085	65,910,103	85,996,656	88,690,029	57,496,960	25,703,844	17,372,195	434,645	467,913,762	99.78%
	30 to 59 Days Past Due	-	-	-	-	-	32,711	92,601	-	383,632	450,765	-	-	-	-	959,709	0.20%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	63,492	-	-	-	-	63,492	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,542,200	7,732,338	12,529,318	15,798,316	23,560,861	40,261,910	52,557,823	86,532,270	111,730,658	146,293,536	82,096,378	44,336,337	31,829,436	3,135,789	669,937,169	1.89%
	Current and Less Than 30 Days Past Due	11,542,200	7,732,338	12,529,318	15,798,316	23,560,861	40,261,910	52,557,823	85,984,978	111,192,233	146,293,536	82,096,378	44,336,337	31,829,436	3,135,789	668,851,453	99.84%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	547,292	479,642	-	-	-	-	-	1,026,933	0.15%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	58,783	-	-	-	-	-	58,783	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	566,837	-	250,008	296,484	384,098	-	1,255,455	854,375	1,884,868	2,277,457	1,717,421	798,666	148,586	-	10,434,256	0.03%
	Current and Less Than 30 Days Past Due	566,837	-	250,008	296,484	384,098	-	1,255,455	854,375	1,884,868	2,277,457	1,717,421	798,666	148,586	-	10,434,256	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	20,958,034	15,977,645	19,016,056	27,101,462	32,789,153	46,626,947	65,911,123	105,329,630	131,735,095	178,954,917	105,368,201	70,055,064	50,506,384	3,641,483	873,971,196	2.47%
	Current and Less Than 30 Days Past Due	20,958,034	15,903,864	19,016,056	27,101,462	32,789,153	46,561,237	65,911,123	104,962,777	131,572,024	178,954,917	105,368,201	70,055,064	50,506,384	3,641,483	873,301,781	99.92%
	30 to 59 Days Past Due	-	-	-	-	-	65,710	-	366,853	163,071	-	-	-	-	-	595,634	0.07%
	60 to 89 Days Past Due	-	73,781	-	-	-	-	-	-	-	-	-	-	-	-	73,781	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	834,391,859	596,070,249	856,625,092	1,126,264,236	1,478,267,273	1,840,171,247	1,860,849,636	1,861,405,717	2,068,649,230	2,144,405,373	1,657,505,007	1,114,605,790	432,350,155	19,456,135	17,891,016,998	50.52%
	Current and Less Than 30 Days Past Due	834,338,892	595,104,520	856,545,729	1,124,040,794	1,476,926,159	1,838,966,688	1,859,251,833	1,860,101,009	2,067,482,559	2,143,564,171	1,656,388,624	1,113,090,530	432,350,155	19,456,135	17,877,607,798	99.93%
	30 to 59 Days Past Due	52,967	830,484	79,363	1,523,992	411,033	1,204,559	1,463,002	1,230,878	345,801	777,851	938,330	576,525	-	-	9,434,785	0.05%
	60 to 89 Days Past Due	-	135,244	-	699,450	930,081	-	134,801	73,831	820,871	63,350	178,053	938,734	-	-	3,974,416	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,784,357	2,197,258	1,779,734	3,052,249	3,605,652	5,114,709	9,910,135	13,336,304	22,249,004	19,553,064	9,913,133	6,044,728	2,803,563	-	102,343,888	0.29%
	Current and Less Than 30 Days Past Due	2,784,357	2,197,258	1,779,734	3,052,249	3,605,652	5,114,709	9,530,983	13,336,304	22,249,004	19,553,064	9,913,133	6,044,728	2,803,563	-	101,964,736	99.63%
	30 to 59 Days Past Due	-	-	-	-	-	-	379,152	-	-	-	-	-	-	-	379,152	0.37%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	64,171,590	46,073,641	61,082,832	79,880,884	97,032,182	129,152,746	148,450,898	200,436,378	250,016,943	308,853,500	381,826,934	471,880,046	554,196,918	38,656,777	2,831,712,270	8.00%
	Current and Less Than 30 Days Past Due	64,092,408	46,073,641	61,001,892	79,880,884	96,853,827	129,152,746	148,450,898	200,436,378	249,862,450	307,830,856	380,949,835	471,537,260	553,126,143	38,656,777	2,827,905,996	99.87%
	30 to 59 Days Past Due	-	-	80,939	-	-	-	-	-	154,493	1,022,645	692,282	342,785	673,342	-	2,966,486	0.10%
	60 to 89 Days Past Due	-	-	-	-	178,356	-	-	-	-	-	184,817	-	181,853	-	545,026	0.02%
	90 to 119 Days Past Due	79,182	-	-	-	-	-	-	-	-	-	-	-	215,580	-	294,762	0.01%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,909,774	12,845,759	18,182,394	24,787,622	33,980,739	51,399,661	69,241,287	127,571,644	148,625,939	228,813,472	152,634,197	71,832,525	44,076,610	1,272,745	1,004,174,368	2.84%
	Current and Less Than 30 Days Past Due	18,824,775	12,845,759	18,182,394	24,707,002	33,911,611	51,399,661	69,241,287	127,324,269	147,586,236	228,393,259	152,243,217	71,684,529	43,731,314	1,272,745	1,001,348,060	99.72%
	30 to 59 Days Past Due	-	-	-	80,620	69,127	-	-	100,511	797,088	420,213	390,980	147,996	-	-	2,006,535	0.20%
	60 to 89 Days Past Due	84,999	-	-	-	-	-	-	146,864	242,615	-	-	-	345,296	-	819,773	0.08%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,008,261	1,502,567	2,777,272	2,682,516	2,620,090	5,663,015	7,137,071	7,530,781	11,726,791	7,875,498	4,933,243	3,545,566	2,323,908	461,784	62,788,363	0.18%
	Current and Less Than 30 Days Past Due	2,008,261	1,502,567	2,777,272	2,682,516	2,620,090	5,663,015	7,137,071	7,530,781	11,726,791	7,875,498	4,933,243	3,545,566	2,323,908	461,784	62,788,363	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,381,699,999	1,002,513,270	1,370,236,051	1,802,862,085	2,326,450,961	2,986,592,084	3,164,436,590	3,414,972,187	3,923,957,433	4,254,076,473	3,516,053,380	2,904,638,077	2,887,088,806	480,671,562	35,416,248,959	100.00%
	Current and Less Than 30 Days Past Due	1,381,373,304	1,001,473,761	1,370,012,389	1,800,213,603	2,323,844,707	2,983,739,031	3,162,128,710	3,411,829,647	3,919,164,720	4,248,229,537	3,511,647,069	2,901,465,542	2,883,645,520	480,337,570	35,379,105,110	99.90%
	30 to 59 Days Past Due	125,017	830,484	223,663	1,842,083	1,347,920	2,853,053	2,173,079	2,759,459	3,031,090	5,284,794	3,405,209	1,937,111	1,900,182	-	27,713,145	0.08%
	60 to 89 Days Past Due	122,497	209,025	-	806,398	1,258,334	-	134,801	383,080	1,122,269	562,142	1,001,102	1,235,423	965,369	333,992	8,134,433	0.02%
	90 to 119 Days Past Due	79,182	-	-	-	-	-	-	-	639,353	-	-	-	577,736	-	1,296,271	0.03%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/31/2017
Distribution Date:	8/15/2017

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	20,476,587	19,150,681	21,220,347	31,679,156	34,274,950	48,406,700	37,559,004	39,561,458	30,193,792	30,155,807	24,861,507	20,305,985	11,380,618	4,218,877	373,445,469	1.05%
<=599	4,572,877	3,765,422	7,664,646	12,453,991	22,767,591	35,971,505	42,120,260	46,772,778	34,736,103	37,037,391	37,046,755	20,253,408	14,487,740	1,716,293	321,366,762	0.91%
600-650	10,956,130	9,675,539	14,718,291	26,556,440	46,068,592	68,465,939	80,584,936	79,059,145	77,698,261	85,581,555	77,418,807	58,395,983	52,157,548	9,303,378	696,640,544	1.97%
651-700	35,210,522	29,296,788	49,742,665	87,020,133	144,072,782	191,375,774	197,850,555	215,309,084	251,652,701	299,245,834	225,618,695	185,606,868	205,613,754	30,173,850	2,147,790,005	6.06%
701-750	99,846,765	93,441,699	124,165,420	162,131,613	243,059,946	369,075,885	409,549,143	441,870,248	578,326,099	640,528,747	520,998,106	442,183,084	473,104,749	69,104,801	4,667,386,308	13.18%
751-800	182,875,800	153,581,255	216,839,545	295,902,927	413,650,298	545,987,471	614,826,883	682,734,290	830,766,647	921,114,559	799,987,912	683,709,381	707,304,876	127,811,886	7,177,093,729	20.26%
>800	1,027,761,318	693,601,886	935,885,137	1,187,117,826	1,422,556,802	1,727,308,809	1,781,945,808	1,909,665,183	2,120,583,829	2,240,412,580	1,830,121,598	1,494,183,368	1,423,039,520	238,342,477	20,032,526,142	56.56%
Total	1,381,699,999	1,002,513,270	1,370,236,051	1,802,862,085	2,326,450,961	2,986,592,084	3,164,436,590	3,414,972,187	3,923,957,433	4,254,076,473	3,516,053,380	2,904,638,077	2,887,088,806	480,671,562	35,416,248,959	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.